Marketable Securities and Other Investments (Aggregate Carrying Amount of Cost Method Investments Included in Other Investments and Aggregate Carrying Amount of Investments whose Fair Values were not Evaluated for Impairment) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Schedule of Investments [Line Items]
Cost method investments included in other investments	¥ 18,957	¥ 12,394
Including: Investments whose fair values were not evaluated for impairment	¥ 18,948	¥ 11,058